EMPLOYEE DEFINED CONTRIBUTION PLAN (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
EMPLOYEE DEFINED CONTRIBUTION PLAN
Amount of employee benefits expensed	¥ 4,197	$ 643	¥ 11,770	¥ 12,682